Note 4 - Loss Per Share Attributable to Common Stockholders	3 Months Ended
Jun. 30, 2012
Earnings Per Share [Text Block]
4. LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

Loss per share attributable to common stockholders has been computed based on the weighted-average number of shares of common stock issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company’s option plans, the exercise of outstanding options, the exercise of outstanding warrants and the conversion of the convertible Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were excluded from the loss per share attributable to common stockholders calculations for the periods presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.

The following securities were not considered in the loss per share attributable to common stockholders calculations for the three months ended:

	June 30, 2012	June 30, 2011
Series A Preferred Shares	360,446	343,912
Series B Preferred Shares	42,374	40,400
Series C Preferred Shares	85,433	80,956
Series D Preferred Shares	931,400	691,679
Warrants	429,581	434,236
Options	141,677	161,369
	1,990,911	1,752,552